Financial Income and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023
Financial income [Abstract]
Interest on bank accounts	$ 3,074	$ 2,775		$ 5,027
Net foreign exchange gain	3,424	0		0
Total financial income	6,498	2,775	[1]	5,027	[1]
Financial expenses [Abstract]
Discounting on provisions and other liabilities	(320)	(265)		(905)
Interest on contract liabilities	(3,149)	0		0
Interest on lease liabilities	(300)	(263)		(477)		$ (445)
Interest on preference shares	(1,559)	(2,362)		(793)
Net foreign exchange loss	0	(285)		(764)
Other financial expenses	(445)	(270)		(170)
Total financial expenses	(5,773)	(3,445)	[1]	(3,109)	[1]
Net financial income/(expense)	$ 725	$ (670)	[1]	$ 1,918	[1]

[1]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.